CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF CHANGES IN PARTNERS' CAPITAL /OWNER'S AND DROPDOWN PREDECESSOR EQUITY (USD $)		Dropdown Predecessor Equity [Member]	Owner's Invested Equity [Member]	Common Units [Member] Partners' Capital [Member]	Subordinated Units [Member] Partners' Capital [Member]	General Partner [Member] Partners' Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total before Non-controlling interest [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2009		$ 170,426,000	$ 168,423,000	$ 0	$ 0	$ 0	$ 0	$ 338,849,000	$ 49,340,000	$ 388,189,000
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income		(3,467,000)	57,734,000	0	0	0	0	54,267,000	9,250,000	63,517,000
Non-controlling interest dividends		0	0	0	0	0	0	0	(3,120,000)	(3,120,000)
Other comprehensive (loss) income		0	(2,302,000)	0	0	0	0	(2,302,000)	0	(2,302,000)
Dropdown predecessor dividends										0
Movement in invested equity		(2,077,000)	(67,267,000)	0	0	0	0	(69,344,000)	0	(69,344,000)
Balance at Dec. 31, 2010		164,882,000	156,588,000	0	0	0	0	321,470,000	55,470,000	376,940,000
Increase (Decrease) in Partners' Capital [Roll Forward]
Non-controlling interest dividends		0	0	0	0	0	0	0	(1,000,000)	(1,000,000)
Movement in invested equity		0	(13,999,000)	0	0	0	0	(13,999,000)	0	(13,999,000)
Combined carve-out net income (Jan 1, 2011 - April 12, 2011)	[1]	0	20,741,000	0	0	0	0	20,741,000	2,709,000	23,450,000
Combined carve-out other comprehensive income		0	984,000	0	0	0	0	984,000	0	984,000
Balance at Apr. 12, 2011		164,882,000	164,314,000	0	0	0	0	329,196,000	57,179,000	386,375,000
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income	[1]	21,937,000	0	29,029,000	12,079,000	1,748,000	0	64,793,000	7,154,000	71,947,000
Non-controlling interest dividends		0	0	0	0	0	0	0	(1,399,000)	(1,399,000)
Other comprehensive (loss) income		(378,000)	0	0	0	0	328,000	(50,000)	0	(50,000)
Dropdown predecessor dividends		(24,336,000)	0	0	0	0	0	(24,336,000)	0	(24,336,000)
Elimination of equity		24,810,000	14,856,000	0	0	0	0	39,666,000	0	39,666,000
Allocation of Partnership capital to unit holders - April 12, 2011		0	(179,170,000)	180,475,000	0	3,683,000	(4,988,000)	0	0	0
Net change in Parent's equity in Dropdown Predecessor		86,685,000	0	0	0	0	0	86,685,000	0	86,685,000
Cash distributions		0	0	(16,980,000)	(11,710,000)	(586,000)	0	(29,276,000)	0	(29,276,000)
Purchase of Golar Freeze from Golar (note 25(j))		(231,330,000)	0	(249,000)	0	0	0	(231,579,000)	0	(231,579,000)
Allocation of Dropdown Predecessor equity (note 25(j))		165,799,000	0	(162,112,000)	0	(3,308,000)	(379,000)	0	0	0
Balance at Dec. 31, 2011		208,069,000	0	30,163,000	369,000	1,537,000	(5,039,000)	235,099,000	62,934,000	298,033,000
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income	[2]	28,015,000	0	53,998,000	31,655,000	2,750,000	0	116,418,000	10,723,000	127,141,000
Non-controlling interest dividends		0	0	0	0	0	0	0	(1,799,000)	(1,799,000)
Other comprehensive (loss) income		0	0	0	0	0	(3,950,000)	(3,950,000)	0	(3,950,000)
Dropdown predecessor dividends										0
Movement in invested equity		53,572,000	0	0	0	0	0	53,572,000	0	53,572,000
Elimination of equity		9,046,000	0	0	0	0	0	9,046,000	0	9,046,000
Cash distributions		0	0	(47,725,000)	(28,311,000)	(1,552,000)	0	(77,588,000)	0	(77,588,000)
Net proceeds from issuance of common units		0	0	393,814,000	0	8,037,000	0	401,851,000	0	401,851,000
Purchase of NR Satu from Golar		(387,993,000)	0	0	0	0	0	(387,993,000)	0	(387,993,000)
Allocation of Dropdown Predecessor equity - NR Satu (note 25(j))		132,321,000	0	(129,671,000)	0	(2,650,000)	0	0	0	0
Purchase of Golar Grand from Golar		(176,769,000)	0	0	0	0	0	(176,769,000)	0	(176,769,000)
Allocation of Dropdown Predecessor equity - Golar Grand (note 25(j))		133,739,000	0	(131,064,000)	0	(2,675,000)	0	0	0	0
Balance at Dec. 31, 2012		$ 0	$ 0	$ 169,515,000	$ 3,713,000	$ 5,447,000	$ (8,989,000)	$ 169,686,000	$ 71,858,000	$ 241,544,000

[1]	The post acquisition net income (from October 19, 2011 to December 31, 2011) relating to the Golar Freeze in 2011 included within net income was $4.8 million.
[2]	The post acquisition net income in 2012 relating to the NR Satu (from July 19, 2012 to December 31, 2012) and the Golar Grand (from November 8, 2012 to December 31, 2012) included within net income amounted to $11.5 million and $4.8 million, respectively.